Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings [Abstract]
Schedule of Borrowings
	As of December 31,
	2025	2024
Current portion of long-term bank borrowings	-	44,232
Total borrowings	$-	$44,232